Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net long-term tax liabilities					$ 395.2	$ 363.9
Income tax expense	3.1	10.4	(7.7)	1.3	23.3	(31.5)	26.0
Tax credit carryforward					45.1
Tax credit carryforward, not subject to expiration					30.8
Deferred tax assets, valuation allowance					151.5	174.0
Liability for unrecognized tax benefits	34.3		34.3		44.5	46.5	106.0	129.7
Decrease in unrecognized tax benefits			10.2
Anticipated decrease in liability for unrecognized tax benefits	5.4		5.4
Foreign Country [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net operating loss carryforwards					141.9
Net operating loss carryforwards, not subject to expiration					46.6
Deferred tax assets, valuation allowance					41.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net operating loss carryforwards					642.3
Deferred tax assets, valuation allowance					49.7
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance					$ 60.3